Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Other (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 3,104	$ 3,234
Property, plant and equipment	6,207	6,164	$ 6,578
Intangible assets	318	$ 373	$ 364
Other | 5.9% Unsecured Commercial Loan Obligation due 2023
Disclosure of detailed information about borrowings [line items]
Interest rate		5.90%
Non-recourse
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	42	$ 33
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	719	766
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	119	127
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment	967	1,021
Intangible assets	63	70
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	17	35
TransAlta OCP | Secured Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	305	342
Kent Hills Wind L.P.
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 0	$ 31
Interest rate	4.55%